COMMON STOCK REPURCHASE AND ISSUANCE - Repurchase Program November 2014 (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury stock
Value of shares repurchased		$ 4,096	$ 3,695	$ 10,308
Repurchase program November 2014
Equity, Class of Treasury stock
Stock Repurchase Program, Authorized Amount	$ 40,000
Stock Repurchase Program, Period in Force	24 months
Shares repurchased under program		2,054,655	1,563,302	166,421
Value of shares repurchased		$ 4,100	$ 3,700	$ 400